Related Party Transactions (Details) - Schedule of Related Parties Balances - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maya [Member]
Related Party Transactions (Details) - Schedule of Related Parties Balances [Line Items]
Deposits received from related parties	$ 1,055	$ 1,238
Contract liability	175	222
Amounts payable to related parties		1
Amounts receivable from related parties	2,943	684
Beijing Huaxianglianxin Technology Company [Member]
Related Party Transactions (Details) - Schedule of Related Parties Balances [Line Items]
Amounts payable to related parties	20	20
Amounts receivable from related parties	$ 2	$ 14